Performance Management	Oct. 31, 2025
Palmer Square Income Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On October 17, 2025, the shareholders of Palmer Square Income Plus Fund, a series of Investment Managers Series Trust, a Delaware statutory trust that is registered as an open-end management investment company (the “Income Plus Predecessor Fund”), approved an Agreement and Plan of Reorganization (the “Plan”) by and between Investment Managers Series Trust, on behalf of the Income Plus Predecessor Fund, and the Trust, on behalf of the Fund, pursuant to which the Fund would acquire all of the assets and liabilities of the Income Plus Predecessor Fund (the “Reorganization”). As a result of the Reorganization, the Fund has assumed the performance history of the Income Plus Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Income Plus Predecessor Fund by showing changes in the Income Plus Predecessor Fund’s performance from year to year and by showing how the average annual total returns of the Income Plus Predecessor Fund compare with the average annual total returns of an appropriate broad-based securities market index. Updated performance information is available at the Fund’s website, www.palmersquarefunds.com or by calling the Fund at 1-800-736-1145. The Income Plus Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Income Plus Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Income Plus Predecessor Fund by showing changes in the Income Plus Predecessor Fund’s performance from year to year and by showing how the average annual total returns of the Income Plus Predecessor Fund compare with the average annual total returns of an appropriate broad-based securities market index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Income Plus Predecessor Fund as of March 31, 2025 was 1.20%.

Highest Calendar Quarter Return at NAV (not-annualized):	8.44%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV (not-annualized):	(7.97)%	Quarter Ended March 31, 2020

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.20%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return
Highest Quarterly Return	8.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return
Lowest Quarterly Return	(7.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Years	10 Years
Class I Shares – Return Before Taxes	6.82%	3.87%	3.62%
Class I Shares – Return After Taxes on Distributions*	4.46%	2.41%	2.20%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	4.01%	2.33%	2.14%
Class T Shares – Return Before Taxes**	6.92%	3.89%	3.63%
Bloomberg U.S. Corporate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	5.28%	2.16%	2.28%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%

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*        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

**      Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.palmersquarefunds.com
Performance Availability Phone [Text]	1-800-736-1145
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On October 17, 2025, the shareholders of Palmer Square Ultra-Short Duration Investment Grade Fund, a series of Investment Managers Series Trust, a Delaware statutory trust that is registered as an open-end management investment company (the “Ultra-Short Duration Predecessor Fund”, together with the Income Plus Predecessor Fund, the “Predecessor Funds”), approved an Agreement and Plan of Reorganization (the “Plan”) by and between Investment Managers Series Trust, on behalf of the Ultra-Short Duration Predecessor Fund, and the Trust, on behalf of the Fund, pursuant to which the Fund would acquire all of the assets and liabilities of the Ultra-Short Duration Predecessor Fund (the “Reorganization”). As a result of the Reorganization, the Fund has assumed the performance history of the Ultra-Short Duration Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Ultra-Short Duration Predecessor Fund by showing changes in the Ultra-Short Duration Predecessor Fund’s performance from year to year and by showing how the average annual total returns of the Ultra-Short Duration Predecessor Fund compare with the average annual total returns of an appropriate broad-based securities market index. Updated performance information is available at the Fund’s website, www.palmersquarefunds.com or by calling the Fund at 1-800-736-1145. The Ultra-Short Duration Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Ultra-Short Duration Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Ultra-Short Duration Predecessor Fund by showing changes in the Ultra-Short Duration Predecessor Fund’s performance from year to year and by showing how the average annual total returns of the Ultra-Short Duration Predecessor Fund compare with the average annual total returns of an appropriate broad-based securities market index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Ultra-Short Duration Predecessor Fund as of March 31, 2025 was 1.14%.

Highest Calendar Quarter Return at NAV (not-annualized):	2.45%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV (not-annualized):	(1.61)%	Quarter Ended March 31, 2020

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.14%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return
Highest Quarterly Return	2.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return
Lowest Quarterly Return	(1.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Year	Since Inception October 7, 2016
Return Before Taxes	5.85%	2.57%	2.36%
Return After Taxes on Distributions*	3.56%	1.45%	1.36%
Return After Taxes on Distributions and Sale of Fund Shares*	3.44%	1.49%	1.37%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.28%	2.48%	2.12%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	0.94%

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*        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.palmersquarefunds.com
Performance Availability Phone [Text]	1-800-736-1145